Note 9 - Premises and Equipment	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
Note
9
- Premises and Equipment

The components of premises and equipment at
December

31,
2016
and
2015
are as follows (in thousands):

	2016	2015
Land and land improvements	$299	$292
Buildings	1,178	1,133
Leasehold improvements	382	376
Furniture, fixtures and equipment	922	900
	2,781	2,701
Accumulated depreciation	(1,051)	(867)
Premises and equipment, net	$1,730	$1,834

Depreciation expense for the years ended
December
31,
2016
and
2015
amounted to approximately
$184,000
and
$182,000,
respectively.

The Company leases its office at
501
Knowles Avenue in Southampton, Pennsylvania as well as other office facilities and equipment.  Lease expense was
$121,000
and
$110,000
for the years ended
December
31,
2016
and
2015,
respectively.